Consolidated Statements of Operations (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Revenue:
Restaurant sales	$ 46,117,588	$ 31,189,934	$ 115,747,989	$ 78,966,267	$ 49,193,143
Royalty fees	148,453	188,608	637,285	677,309	933,626
Franchise fees			0	80,000	50,000
Total revenue	46,266,041	31,378,542	116,385,274	79,723,576	50,176,769
Restaurant operating costs:
Cost of sales (excluding depreciation and amortization)	14,919,572	10,288,825	38,062,951	25,845,024	15,755,615
Labor	13,099,549	8,834,707	32,810,499	21,566,822	13,423,612
Store operating expenses	8,747,876	5,954,580	21,779,688	14,609,542	9,595,941
General and administrative expenses	12,268,338	3,693,324	13,171,577	8,969,017	6,383,884
Depreciation	2,412,528	1,545,106	5,861,752	3,779,363	2,840,418
Amortization	467,716	420,943	1,600,651	1,091,123	585,495
Pre-opening costs	816,224	495,624	1,938,266	916,718	805,514
Loss (gain) from disposal of equipment	13,503	49,371	175,199	240,006	(3,695)
Total operating expenses	52,745,306	31,282,480	115,400,583	77,017,615	49,386,784
Income (loss) from operations	(6,479,265)	96,062	984,691	2,705,961	789,985
Other expenses:
Interest expense, net	1,659,161	1,216,346	4,019,174	2,337,116	1,247,799
Loss on extinguishment of debt	(978,041)	0
Bargain purchase gain from acquisition, net			0	0	541,206
Loss on interest cap	5,669	23,577	24,854	0	0
Total other expenses	2,642,871	1,239,923	4,044,028	2,337,116	706,593
Loss before provision for income taxes	(9,122,136)	(1,143,861)	(3,059,337)	368,845	83,392
Provision for income taxes	865,994	247,016	655,759	621,740	110,317
Net loss	$ (9,988,130)	$ (1,390,877)	$ (3,715,096)	$ (252,895)	$ (26,925)
Net loss per share:
Basic (USD per share)	$ (0.76)	$ (0.11)
Diluted (USD per share)	$ (0.76)	$ (0.11)
Weighted average shares of common stock outstanding:
Basic	13,220,268	12,561,414
Diluted	13,220,268	12,561,414
Net loss per share, basic and diluted		$ (0.11)	$ (0.30)	$ (0.02)	$ 0.00
Basic and diluted weighted average shares outstanding	13,220,268	12,561,414	12,561,414	12,561,414	12,561,414